UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09025

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

Patrick Turley
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006
 (Name and address of agent for service)

877-835-4531
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

NEW COVENANT GROWTH FUND
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value

	COMMON STOCKS - 97.3%
	Automotive - 1.3%
144,866	Ford Motor Co.(a)	$1,400,854
151,640	General Motors Co.(a)	3,060,095
3,777	Hyundai Mobis	1,094,899
80,415	Johnson Controls, Inc.	2,120,544
2,164	TRW Automotive Holdings Corp.(a)	70,828
		7,747,220
	Banks - 4.5%
53,628	Banco Santander SA	447,181
748,305	Bank of America Corp.	4,579,627
25,244	Bank of New York Mellon Corp.	469,286
15,228	BB&T Corp.	324,813
917	Capital One Financial Corp.	36,341
16,742	Credicorp Ltd.(a)	1,543,612
160,176	DBS Group Holdings Ltd.	1,450,022
10,967	Fifth Third Bancorp	110,767
99,700	Hang Seng Bank Ltd.	1,175,931
110,492	JPMorgan Chase & Co.	3,328,019
3,874	KeyCorp	22,973
13,741	PNC Financial Services Group, Inc.	662,179
37,066	Regions Financial Corp.	123,430
72,248	State Street Corp.	2,323,496
10,500	SunTrust Banks, Inc.	188,475
97,186	Svenska Handelsbanken AB	2,494,327
161,500	Turkiye Garanti Bankasi A/S	629,176
168,552	United Overseas Bank Ltd.	2,190,828
210,129	Wells Fargo & Co.	5,068,311
		27,168,794
	Biotechnology - 0.0%
7,600	Dendreon Corp.(a)	68,400

	Chemicals - 2.4%
1,874	Air Products & Chemicals, Inc.	143,117
5,300	Airgas, Inc.	338,246
12,784	Cabot Corp.	316,788
16,680	Celgene Corp.(a)	1,032,826
4,354	Eastman Chemical Co.	298,380
47,500	Ecolab, Inc.	2,322,275
23,254	EI du Pont de Nemours & Co.	929,462
99,200	LyondellBasell Industries NV	2,423,456
34,786	Monsanto Co.	2,088,551
36,321	Praxair, Inc.	3,395,287
48,843	The Dow Chemical Co.	1,097,014
		14,385,402
	Commercial Services - 3.4%
6,500	Alliance Data Systems Corp.(a)	602,550
339,994	Brambles Ltd.	2,128,705
44,446	Discover Financial Services	1,019,591
57,581	Edenred	1,383,962
148,403	Experian PLC	1,677,799
8,200	Global Payments, Inc.	331,198
4,400	IHS, Inc.(a)	329,164
5,724	International Paper Co.	133,083
4,600	Manpower, Inc.	154,652
10,300	Nielsen Holdings NV(a)	268,624
971	priceline.com, Inc.(a)	436,426
47,388	Ritchie Bros. Auctioneers, Inc.(a)	961,417
28,600	Robert Half International, Inc.	606,892
47,085	RR Donnelley & Sons Co.	664,840
124,879	The Capita Group PLC	1,375,817
8,322	Towers Watson & Co.	497,489
73,104	Visa, Inc.	6,266,475
73,231	Western Union Co.	1,119,702
13,950	Xerox Corp.	97,231
		20,055,617
	Computer Services & Software - 8.3%
5,802	Adobe Systems, Inc.(a)	140,234
20,000	Amdocs Ltd.(a)	542,400
22,979	Apple, Inc.(a)	8,759,135
7,300	Autodesk, Inc.(a)	202,794
6,284	Automatic Data Processing, Inc.	296,291
60,655	BMC Software, Inc.(a)	2,338,857
31,900	Check Point Software Technolgoies Ltd.(a)	1,683,044
173,420	Cisco Systems, Inc.	2,686,276
291	Citrix System, Inc.(a)	15,868
96,228	Dell, Inc.(a)	1,361,626
152,788	EMC Corp.(a)	3,207,020
3,200	Gartner, Inc.(a)	111,584
64,469	Hewlett Packard Co.	1,447,329
31,073	International Business Machinces Corp.	5,438,707
27,100	Intuit, Inc.(a)	1,285,624
11,790	Lexmark International, Inc.(a)	318,684
23,400	MercadoLibre, Inc.	1,257,750
4,700	MICROS System, Inc.(a)	206,377
402,848	Microsoft Corp.	10,026,887
21,491	NetApp, Inc.(a)	729,404
131,538	Oracle Corp.	3,780,402
23,728	Red Hat, Inc.(a)	1,002,745
2,802	Salesforce.com, Inc.(a)	320,213
1,343	SanDisk Corp.(a)	54,190
5,000	Solera Holdings, Inc.	252,500
4,200	Teradata Corp.(a)	224,826
314,228	The Sage Group PLC	1,256,383
8,700	Tibco Software, Inc.(a)	194,793
30,200	Western Digital Corp.(a)	776,744
		49,918,687
	Construction & Building Materials - 0.6%
66,123	CRH PLC	1,031,608
24,093	EMCOR Group, Inc.(a)	489,811
162,373	James Hardie Industries SE - ADR(a)	903,486
24,933	Lafarge SA	868,501
11,500	Pool Corp.	301,070
9,200	URS Corp.(a)	272,872
		3,867,348
	Consumer Products - 2.8%
7,753	Colgate Palmolive Co.	687,536
12,000	Deckers Outdoor Corp.(a)	1,119,120
6,400	Hanesbrands, Inc.(a)	160,064
46,300	Herbalife Ltd.	2,481,680
19,590	Inditex SA	1,689,169
13,676	Kimberly-Clark Corp.	971,133
29,016	NIKE, Inc., Class B	2,481,158
47,852	Nu Skin Enterprises, Inc., Class A	1,938,963
76,860	Procter & Gamble Co.	4,856,015
4,016	The Estee Lauder Cos., Inc.	352,765
		16,737,603
	Diversified Operations - 1.4%
11,766	3M Co.	844,681
19,834	Cooper Industries PLC	914,744
332,980	General Electric Co.	5,074,615
82,800	Mitsui & Co. Ltd.	1,217,363
7,476	Textron, Inc.	131,877
		8,183,280
	Electric Utilities - 0.5%
9,178	Dominion Resources, Inc.	465,967
41,533	Northeast Utilities	1,397,585
1,099	Progress Energy, Inc.	56,840
21,604	Southern Co.	915,362
		2,835,754
	Electronics - 3.0%
30,294	AMETEK, Inc.	998,793
35,560	Emerson Electric Co.	1,468,984
475,200	Flextronics International Ltd.(a)	2,675,376
37,400	FLIR Systems, Inc.	936,870
247,343	Hon Hai Precision Industry Co., Ltd. - ADR	1,120,465
249,433	Premier Farnell PLC	600,955
3,614	Samsung Electronics Co., Ltd.	2,576,937
236,496	Taiwan Semiconductor - ADR	2,703,149
187,848	Texas Instruments, Inc.	5,006,149
6,700	Trimble Navigation Ltd.(a)	224,785
		18,312,463
	Energy - 3.9%
310,400	AES Corp.(a)	3,029,504
82,667	Aker Solutions	800,603
6,700	Cameron International Corp.(a)	278,318
375,500	China Shenhua Energy Co., Ltd.	1,497,197
2,200	Core Laboratories NV	197,626
20,400	Diamond Offshore Drilling, Inc.	1,116,696
26,997	Duke Energy Corp.	539,670
64,800	El Paso Corp.	1,132,704
10,097	Entergy Corp.	669,330
99,111	Exelon Corp.	4,223,120
21,803	Halliburton Co.	665,428
22,656	National-Oilwell Varco, Inc.	1,160,440
29,063	NextEra Energy, Inc.	1,569,983
40,964	PG&E Corp.	1,733,187
72,200	Public Service Enterprise Group	2,409,314
13,134	Spectra Energy Corp.	322,177
90,329	Xcel Energy, Inc.	2,230,223
		23,575,520
	Financial Services - 5.0%
29,078	American Express Co.	1,305,602
11,229	Ameriprise Financial, Inc.	441,973
246,460	BM&F Bovespa SA	1,136,449
202,377	Citigroup, Inc.	5,184,899
91,600	Credit Suisse Group - ADR	2,403,584
30,702	Deutsche Boerse AG(a)	1,552,767
4,905	Franklin Resources, Inc.	469,114
14,312	Goldman Sachs Group, Inc.	1,353,200
16,577	Groupe Bruxelles Lambert SA	1,176,187
84,885	Hargreaves Lansdow	595,666
133,000	Hong Kong Exchanges & Clearing Ltd.	1,958,947
348,225	Infrastructure Development Finance Co., Ltd.	787,817
3,993	IntercontinentalExchange, Inc.(a)	472,212
244,548	Invesco Ltd.	3,792,939
7,800	Lazard Ltd.	164,580
39,722	Morgan Stanley	536,247
13,900	NASDAQ OMX Group, Inc.(a)	321,646
2,280	Northern Trust Corp.	79,754
1,166	Paychex, Inc.	30,747
45,896	SLM Corp.	571,405
31,886	T Rowe Price Group, Inc.	1,523,194
214,458	The Charles Schwab Corp.	2,416,942
90,829	U.S. Bancorp	2,138,115
277	Zions Bancorporation	3,897
		30,417,883
	Food & Beverages - 4.8%
6,175	Archer Daniels Midland Co.	153,202
45,113	BIM Birlesik Magazalar A/S	1,250,172
23,400	Bunge Ltd.	1,363,986
73,070	Coca-Cola Co.	4,936,609
27,799	Dr Pepper Snapple Group, Inc.	1,078,045
34,176	General Mills, Inc.	1,314,751
3,801	Hansen Natural Corp.(a)	331,789
5,100	Hershey Co.	302,124
45,307	Kraft Foods, Inc.	1,521,409
22,625	Kroger Co.	496,845
53,021	Magnit OJSC - ADR(a)	1,013,762
77,738	Nestle SA	4,296,860
77,195	PepsiCo, Inc.	4,778,370
18,448	Safeway, Inc.	306,790
15,625	Starbucks Corp.	582,656
63,713	Sysco Corp.	1,650,167
1,297,000	Want Want China Holdings Ltd.	1,179,182
48,701	Woolworths Ltd.	1,171,599
45,157	X5 Retail Group NV - GDR(a)	1,250,849
		28,979,167
	Health Care Services - 2.0%
28,831	Aetna, Inc.	1,048,007
34,831	Bristol Myers Squibb Co.	1,092,997
26,224	Cie Generale d'Optique Essilor International SA	1,896,858
15,300	DaVita, Inc.(a)	958,851
33,534	Express Scripts, Inc., Class A(a)	1,243,105
28,500	Health Management Associates, Inc.(a)	197,220
7,537	McKesson Corp.	547,940
4,630	Medco Health Solutions, Inc.(a)	217,101
20,813	Stryker Corp.	980,917
3,300	SXC Health Solutions Corp.(a)	183,810
41,448	UnitedHealth Group, Inc.	1,911,582
22,000	Varian Medical Systems, Inc.(a)	1,147,520
11,588	WellPoint, Inc.	756,464
		12,182,372
	Hotels Restaurants & Leisure - 0.4%
21,042	Carnival Corp.	637,572
6,212	Marriott International, Inc.	169,215
2,022	Starwood Hotels & Resorts Worldwide, Inc.	78,494
43,423	The Walt Disney Company	1,309,638
		2,194,919
	Household Durables - 0.3%
49,762	Newell Rubbermaid, Inc.	590,675
8,830	Pulte Group, Inc.(a)	34,878
3,300	Stanley Black & Decker, Inc.	162,030
51,992	Wolseley PLC	1,302,901
		2,090,484
	Insurance - 3.1%
4,100	AFLAC, Inc.	143,295
5,630	Allied World Assurance Co. Holdings Ltd.	302,387
1,451	American International Group, Inc.(a)	31,850
289,563	Amlin PLC	1,281,488
11,900	Assured Guaranty Ltd.	130,781
9,400	Axis Capital Holdings Ltd.	243,836
38,690	Berkshire Hathaway, Inc.(a)	2,748,538
5,364	Fairfax Financial Holdings Ltd.(a)	2,056,686
35,610	Genworth Financial, Inc.(a)	204,401
27,149	Hartford Financial Services Group, Inc.	438,185
111,022	Marsh & McLennan Cos., Inc.	2,946,524
118,411	Metlife, Inc.	3,316,692
5,434	Prudential Financial, Inc.	254,637
9,700	RenaissanceRe Holdings Ltd.	618,860
41,655	Sampo OYJ	1,056,429
35,561	The Allstate Corp.	842,440
17,438	The Travelers Cos., Inc.	849,754
10,571	Transatlantic Holdings, Inc.	512,905
45,859	Unum Group	961,205
		18,940,893
	Internet - 3.7%
35,400	Akamai Technologies, Inc.(a)	703,752
9,346	Amazon.com, Inc.(a)	2,020,886
17,768	Baidu, Inc. - ADR(a)	1,899,577
155,635	eBay, Inc.(a)	4,589,676
11,122	Google, Inc.(a)	5,720,934
2,262	NetFlix, Inc.(a)	255,968
2,105	Rakuten, Inc.	2,464,430
182,441	Symantec Corp.(a)	2,973,788
5,600	VeriFone Systems, Inc.(a)	196,112
40,006	VeriSign, Inc.	1,144,572
13,542	Yahoo, Inc.(a)	178,213
		22,147,908
	Leisure Equipment & Products - 0.3%
2,800	Hasbro, Inc.	91,308
60,661	Mattel, Inc.	1,570,513
		1,661,821
	Machinery & Equipment - 1.7%
198,764	Atlas Copco AB	3,151,788
15,185	Caterpillar, Inc.	1,121,261
7,158	Deere & Co.	462,192
6,488	Joy Global, Inc.	404,722
44,518	Kone OYJ	2,135,213
5,800	Pall Corp.	245,920
9,800	SMC Corp.	1,452,275
5,000	WABCO Holdings, Inc.(a)	189,300
109,400	Weatherford International Ltd.(a)	1,335,774
		10,498,445
	Manufacturing - 2.6%
51,000	Altera Corp.	1,608,030
38,761	Analog Devices, Inc.	1,211,281
5,900	Church & Dwight Co., Inc.	260,780
34,214	Danaher Corp.	1,434,935
31,400	Donaldson, Inc.	1,720,720
15,796	Dover Corp.	736,093
12,794	GrafTech International Ltd.(a)	162,484
24,305	Honeywell International, Inc.	1,067,232
36,393	Illinois Tool Works, Inc.	1,513,949
2,287	ITT Industries, Inc.	96,054
154,138	Owens-Illinois, Inc.(a)	2,330,567
13,644	Parker Hannifin Corp.	861,346
9,284	Precision Castparts Corp.	1,443,291
7,300	Skyworks Solutions, Inc.(a)	130,962
3,600	SPX Corp.	163,116
13,200	Waters Corp.(a)	996,468
		15,737,308
	Media - 3.2%
52,232	CBS Corp.	1,064,488
262,113	Comcast Corp., Class A	5,478,162
2,649	DIRECTV(a)	111,920
46,200	Discovery Communications, Inc.(a)	1,738,044
14,800	Discovery Communications, Inc., Class C(a)	520,220
26,173	Gannett, Inc.	249,429
53,298	Naspers Ltd.	2,316,676
11,700	National CineMedia, Inc.	169,767
63,646	News Corp.	984,604
11,979	Time Warner Cable, Inc.	750,724
169,696	Time Warner, Inc.	5,085,789
6,102	Viacom, Inc.	236,391
34,300	Virgin Media, Inc.	835,205
		19,541,419
	Medical - 3.7%
29,683	Allergan, Inc.	2,445,286
32,196	Amgen, Inc.(a)	1,769,170
57,765	Baxter Inernational, Inc.	3,242,927
22,500	Becton Dickinson & Co.	1,649,700
37,557	Boston Scientific Corp.(a)	221,962
22,470	Cochlear Ltd.	1,008,712
16,558	Covidien Plc	730,208
15,000	Hologic, Inc.(a)	228,150
79,865	Johnson & Johnson, Inc.	5,088,199
29,006	Medtronic, Inc.	964,159
10,948	Novozymes A/S	1,565,985
61,500	Olympus Corp.	1,927,207
23,187	St. Jude Medical, Inc.	839,138
27,433	Thermo Fisher Scientific, Inc.(a)	1,389,207
		23,070,010
	Metals & Mining - 2.0%
162	Alcoa, Inc.	1,550
90,650	Antofagasta PLC	1,309,701
51,018	BHP Billiton PLC	1,382,714
98,937	Eldorado Gold Corp.(a)	1,704,183
29,622	Freeport-McMoRan Copper & Gold, Inc., Class B	901,990
66,453	IAMGOLD Corp.(a)	1,320,943
43,233	Newmont Mining Corp.	2,719,356
17,410	Peabody Energy Corp.	589,851
44,521	Rio Tinto PLC	2,005,379
1,350	Walter Energy, Inc.	81,013
		12,016,680
	Oil & Gas - 9.7%
17,938	Anadarko Petroleum Corp.	1,130,991
13,693	Apache Corp.	1,098,726
22,966	Baker Hughes, Inc.	1,060,111
75,125	BG Group PLC	1,454,421
6,304	Cabot Oil & Gas Corp.	390,281
27,711	Cenovus Energy, Inc.(a)	853,358
52,290	Chevron Texaco Corp.	4,837,871
2,700	Cimarex Energy Co.	150,390
6,000	Complete Production Services, Inc.(a)	113,100
3,700	Concho Resources, Inc.(a)	263,218
56,620	ConocoPhillips	3,585,178
15,700	Continental Resources, Inc.(a)	759,409
15,900	Denbury Resources, Inc.(a)	182,850
35,390	Devon Energy Corp.	1,962,022
19,759	Dresser-Rand Group, Inc.(a)	800,832
10,377	EOG Resources, Inc.	736,871
31,500	EQT Corp.	1,680,840
139,268	Exxon Mobil Corp.	10,115,035
48,565	Galp Energia SGPS SA	893,990
15,349	Hess Corp.	805,208
225	Inpex Corp.	1,411,902
1,328,000	Kunlun Energy Co., Ltd.	1,855,387
33,907	Marathon Oil Corp.	731,713
64,253	Marathon Petroleum Corp.	1,738,686
54,105	Occidental Petroleum Corp.	3,868,507
136,955	OGX Petroleo e Gas Participacoes SA(a)	844,201
3,600	Oil States International, Inc.(a)	183,312
60,740	Petroleo Brasileiro SA - ADR	1,363,613
73,905	Schlumberger Ltd.	4,414,346
56,799	Seadrill Ltd.	1,590,732
100,000	Sunoco, Inc.	3,101,000
402	The Williams Cos., Inc.	9,785
101,135	Tullow Oil PLC	2,064,430
61,326	UGI Corp.	1,611,034
13,392	Ultra Petroleum Corp.(a)	371,226
473	Valero Energy Corp.	8,410
5,300	Whiting Petroleum Corp.(a)	185,924
28,200	YPF Sociedad Anonima - ADR	964,722
		59,193,632
	Pharmaceuticals - 5.2%
113,922	Abbott Laboratories	5,825,971
3,156	CF Industries Holdings, Inc.	389,419
47,035	Eli Lilly & Co.	1,738,884
28,679	Forest Laboratories, Inc.(a)	883,027
73,163	Gilead Sciences, Inc.(a)	2,838,724
100,482	Merck & Co., Inc.	3,286,766
1,700	Mettler-Toledo International, Inc.(a)	237,932
42,800	Novartis AG - ADR	2,386,956
404,798	Pfizer, Inc.	7,156,829
10,026	Roche Holdings AG	1,627,123
85,000	Sanofi SA - ADR	2,788,000
3,800	Shire Pharmaceuticals PLC - ADR	356,934
32,600	Teva Pharmaceutical Industries Ltd. - ADR	1,213,372
9,171	Watson Pharmaceuticals, Inc.(a)	625,921
		31,355,858
	Real Estate - 1.0%
596	Apartment Investment & Management Co.	13,183
2,713	Boston Properties, Inc.	241,728
90,000	Cheung Kong Holdings Ltd.	989,290
5,080	Equity Residential	263,500
37,951	Forest City Enterprises, Inc.(a)	404,558
4,461	HCP, Inc.	156,403
12,546	Host Hotels & Resorts, Inc.	137,253
2,000	Jones Lang Lasalle, Inc.	103,620
2,780	Plum Creek Timber Co, Inc.	96,494
6,138	Prologis, Inc.	148,846
17,779	PS Business Parks, Inc.	880,772
7,434	Public Storage	827,776
9,070	Simon Property Group Inc.	997,519
2,359	Vornado Reality Trust	176,028
15,878	Weyerhaeuser Co.	246,903
		5,683,873
	Restaurant - 0.8%
56,398	McDonald's Corp.	4,952,872
4,231	Yum Brands, Inc.	208,969
		5,161,841
	Retail - 5.5%
6,310	Abercrombie & Fitch Co., Class A	388,444
9,693	Big Lots, Inc.(a)	337,607
26,427	CFAO SA	952,053
6,000	Coach, Inc.	310,980
28,000	Costco Wholesale Corp.	2,299,360
159,224	CVS Caremark Corp.	5,346,742
10,500	Fast Retailing Co.	1,904,512
50,933	Gap, Inc.	827,152
48,730	Home Depot, Inc.	1,601,755
17,629	Kohl's Corp.	865,584
149,100	Lowe's Cos., Inc.	2,883,594
49,490	Massmart Holdings	850,116
16,011	Nordstrom, Inc.	731,382
4,400	O'Reilly Automotive, Inc.(a)	293,172
23,935	Ross Stores, Inc.	1,883,445
8,574	Staples, Inc.	114,034
27,137	Target Corp.	1,330,798
8,001	Tempur Pedic International, Inc.(a)	420,933
7,162	The Sherwin-Williams Co.	532,280
4,200	Tiffany & Co.	255,444
25,712	TJX Cos., Inc.	1,426,245
15,353	Urban Outfitters, Inc.(a)	342,679
118,545	Wal Mart Stores, Inc.	6,152,485
23,338	Walgreen Co.	767,587
4,368	Whole Foods Market, Inc.	285,274
		33,103,657
	Semiconductor Equipment - 1.0%
43,171	Aixtron	634,485
268,200	Applied Materials, Inc.	2,775,870
5,000	ASML Holding NV - ADR	172,700
6,700	Linear Technology Corp.	185,255
178,000	Mediatek, Inc.	1,971,288
19,265	Xilinx, Inc.	528,632
		6,268,230
	Technology - 2.6%
45,595	Accenture PLC	2,401,945
38,500	Amphenol Corp.	1,569,645
42,200	Canon, Inc.	1,942,305
1,315	Cognizant Technology Solutions Corp.(a)	82,451
7,700	Goodrich Corp.	929,236
110,734	Intel Corp.	2,361,956
104,581	Juniper Networks, Inc.(a)	1,805,068
39,734	Maxim Integrated Products, Inc.	926,994
57,942	United Technologies Corp.	4,076,799
		16,096,399
	Telecommunication - 3.7%
47,114	American Tower Corp., Class A(a)	2,534,733
203,818	AT&T, Inc.	5,812,889
82,978	Broadcom Corp.	2,762,338
20,301	Corning, Inc.	250,920
6,829	Motorola Mobility Holdings, Inc.(a)	258,000
7,804	Motorola Solutions, Inc.(a)	326,988
47,861	NeuStar, Inc., Class A(a)	1,203,225
87,278	Qualcomm, Inc.	4,244,329
24,772	Research In Motion Ltd.(a)	504,943
17,200	SBA Communications Corp., Class A(a)	593,056
109,914	Sprint Nextel Corp.(a)	334,139
85,680	Verizon Communications, Inc.	3,153,024
		21,978,584
	Transportation - 2.9%
151	A.P. Moller - Maersk A/S	894,944
106,545	All America Latina Logistica SA	478,822
4,500	C.H. Robinson Worldwide, Inc.	308,115
10,641	CSX Corp.	198,667
341,035	Delta Air Lines, Inc.(a)	2,557,762
70,752	DSV A/S	1,283,980
2,100	Expeditors International of Washington, Inc.	85,155
1,252	Fedex Corp.	84,735
22,282	J.B. Hunt Transport Services, Inc.	804,826
9,000	Kansas City Southern(a)	449,640
37,161	Norfolk Southern Corp.	2,267,564
1,029,000	Pacific Basin Shipping Ltd.	403,016
52,724	Ryanair Holdings PLC - ADR(a)	1,357,643
298,596	Southwest Airlines Co.	2,400,712
11,970	Union Pacific Corp.	977,590
32,704	United Parcel Service, Inc., Class B	2,065,258
42,596	Werner Enterprises, Inc.	887,275
		17,505,704
	Waste Management - 0.0%
7,421	Waste Management, Inc.	241,628
	Total Common Stocks (Cost $574,153,213)	$588,924,803

	PREFERRED STOCKS - 0.6%
	Commercial Banks - 0.2%
61,043	Itau Unibanco Holding SA	$947,387
	Metals & Mining - 0.4%
117,139	Vale SA	2,459,919
	Total Preferred Stocks (Cost $3,851,866)	$3,407,306

12,160,482	CASH EQUIVALENTS - 2.0%
	JP Morgan Cash Trade Execution	$12,160,482
	Total Cash Equivalents (Cost $12,160,482)	$12,160,482

	TOTAL INVESTMENTS - 99.9% (Cost $590,165,561)	$604,492,591
	Other Assets in Excess of Liabilities - 0.1%	619,329
	NET ASSETS - 100.0%	$605,111,920

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Non-income producing security.

Abbreviations:
ADR	American Depository Receipt
PLC	Public Liability Company
GDR	Global Depository Receipt

	Country Diversification: September 30, 2011 (Unaudited)
	(Shown as a percentage of Investments)

	United States	74.9%
	United Kingdom	2.5%
	Switzerland	2.0%
	Japan	2.0%
	Bermuda	1.7%
	Canada	1.3%
	France	1.3%
	Brazil	1.2%
	Ireland	1.1%
	Singapore	1.1%
	Other	10.9%
	Total	100.0%

	The accompanying notes are an integral part of these Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:
Cost of investments	$590,165,561
Gross unrealized appreciation	77,379,355
Gross unrealized depreciation	(63,052,325)
Net unrealized appreciation	$14,327,030
+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing each Fund's investments carried at fair value:

Growth Fund	Level 1	Level 2	Level 3	Total Market Value

Equity
Consumer Discretionary	$66,197,143	$-	$-	$66,197,143
Consumer Staples	55,646,947	-	-	55,646,947
Energy	64,998,572	-	-	64,998,572
Financials	84,147,674	-	-	84,147,674
Health Care	66,750,530	-	-	66,750,530
Industrials	63,691,960	-	-	63,691,960
Information Technology	121,477,510	-	-	121,477,510
Materials	34,461,973	-	-	34,461,973
Telecommunication Services	12,427,841	-	-	12,427,841
Utilities	22,531,959	-	-	22,531,959
Total Equity	$592,332,109	$-	$-	$592,332,109
Cash Equivalents	$12,160,482	$-	$-	$12,160,482
Total Investment in Securities	$604,492,591	$-	$-	$604,492,591

Fair Value Transfers

Transfers into Level 1	$1,120,465
Transfers out of Level 1	-
Net Transfers in Level 1	$1,120,465

Transfers into Level 2	$-
Transfers out of Level 2	(1,120,465)
Net Transfers out of Level 2	$(1,120,465)

Transfers were made out of Level 2 due to securities trading on an exchange.

Transfers between levels are recognized at the end of the reporting period.

NEW COVENANT INCOME FUND
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 6.5%
$2,000,000	AEP Texas Central Transition Funding LLC 2006-2
	5.170%, 01/01/2020	$2,342,910
3,000,000	American Express Credit 2008-5 A
	1.029%, 03/15/2016	3,039,160
696,035	Atlantic City Electric 2002-1 A-3
	4.910%, 07/20/2017	747,116
550,000	Bayview Financial Trust 2007-A
	6.205%, 05/28/2037	533,077
2,039,000	CenterPoint Energy Transition Bond Co. 2005-A3
	5.090%, 08/01/2015	2,187,242
934,184	Centex Home Equity Trust 2005-C
	5.048%, 06/25/2035	921,114
3,500,000	Citibank Credit Card Issuance Trust 2009-A2
	1.779%, 05/15/2014	3,532,418
2,250,000	Consumers Funding LLC 2001-1
	5.760%, 10/20/2016	2,578,151
635,978	Continental Airlines 2000-2
	7.707%, 10/02/2022 (Acquired 09/23/2010 and 02/22/2011, Cost $695,903)(a)	655,058
604,756	Countrywide Asset-Backed Certificates 2005-1
	5.030%, 07/25/2035	579,236
4,475,000	GE Capital Credit Master Note Trust 2007-4
	0.279%, 06/15/2015	4,470,142
1,700,000	MBNA Master Credit Card Master Note Trust 2002-3A
	0.469%, 09/15/2014	1,701,616
1,798,117	New Valley Generation I 2000-1
	7.299%, 03/15/2019	2,189,207
	Union Pacific Raildroad Co.
1,834,703	2004-1, 5.404%, 07/02/2025	2,105,665
940,713	2002-1, 6.061%, 01/17/2023	1,085,612
	Total Asset Backed Securities (Cost $28,183,658)	$28,667,724

	CORPORATE BONDS - 23.8%
692,000	Aegon NV
	4.750%, 06/01/2013	$722,601
675,000	Allied Waste North America, Inc.
	6.875%, 06/01/2017	722,253
600,000	America Movil SAB De CV
	5.500%, 03/01/2014	650,250
2,196,748	American Airlines
	5.250%, 07/31/2022	1,999,040
850,000	American Express Co.
	8.125%, 05/20/2019	1,074,388
1,150,000	American Water Capital Corp.
	6.085%, 10/15/2017	1,349,620
800,000	ANZ National International Ltd.
	3.125%, 08/10/2015 (Acquired 08/03/2010, Cost $799,336)(a)	804,370
700,000	Arcelormittal SA
	9.850%, 06/01/2019	794,239
1,000,000	Arden Realty LP
	5.250%, 03/01/2015	1,035,720
1,000,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired 05/26/2011, Cost $1,042,614)(a)	1,013,232
1,000,000	AT&T, Inc.
	4.850%, 02/15/2014	1,075,644
550,000	Bank of America Funding Corp.
	7.625%, 06/01/2019	578,567
1,000,000	Barclays Bank Plc
	6.750%, 05/22/2019	1,081,970
600,000	BB&T Corp.
	6.850%, 04/30/2019	742,848
375,000	BlackRock, Inc.
	2.250%, 12/10/2012	380,934
	Burlington Northern and Santa Fe Railway Co.
1,549,479	5.140%, 01/15/2021	1,700,910
981,221	4.830%, 01/15/2023	1,084,454
894,050	Cal Dive International, Inc.
	4.930%, 02/01/2027	1,033,142
1,663,200	Canal Barge Co., Inc.
	4.500%, 11/12/2034	1,956,352
2,800,000	Carolina Power & Light Co.
	6.500%, 07/15/2012	2,923,931
800,000	CBS Corp.
	8.875%, 05/15/2019	1,023,214
	Citigroup, Inc.
500,000	6.000%, 12/13/2013	525,454
1,250,000	6.125%, 11/21/2017	1,337,425
403,000	5.375%, 08/09/2020	418,248
500,000	CNA Financial Corp.
	5.875%, 08/15/2020	514,633
1,750,000	Commonwealth Edison Co.
	6.150%, 09/15/2017	2,056,070
1,000,000	Computer Sciences Corp.
	5.500%, 03/15/2013	1,047,687
1,590,221	Continental Airlines
	6.545%, 02/02/2019	1,606,123
1,000,000	Cox Communications, Inc.
	5.450%, 12/15/2014	1,108,084
1,250,899	CSX Transportation, Inc.
	6.251%, 01/15/2023	1,519,370
1,978,492	CVS Caremark Corp.
	6.036%, 12/10/2028	2,087,928
1,925,000	Delphi Financial Group, Inc.
	7.875%, 01/31/2020	2,212,439
1,839,368	Delta Air Lines
	6.200%, 07/02/2018	1,894,549
700,000	DIRECTV Holdings LLC
	7.625%, 05/15/2016	753,232
1,500,000	Dominion Resources Inc.
	6.300%, 09/30/2066	1,353,469
1,000,000	Energy Transfer Partners LP
	5.950%, 02/01/2015	1,073,783
1,775,000	Entergy Louisiana LLC
	6.500%, 09/01/2018	2,153,290
750,000	Enterprise Products Operating LLC
	7.625%, 02/15/2012	765,935
1,497,303	FedEx Corp.
	6.720%, 06/15/2023	1,774,304
2,700,000	Fifth Third Bancorp
	6.250%, 05/01/2013	2,859,862
	General Electric Capital Corp.
1,425,000	5.625%, 05/01/2018	1,559,948
2,500,000	6.000%, 08/07/2019	2,818,572
1,695,000	Global Industries Ltd.
	7.710%, 02/15/2025	2,061,588
	Goldman Sachs Group, Inc.
647,000	5.350%, 01/15/2016	670,097
1,000,000	5.950%, 01/18/2018	1,030,879
1,000,000	Home Depot, Inc.
	5.400%, 03/01/2016	1,132,606
1,500,000	ING Bank NV
	2.000%, 10/18/2013 (Acquired 05/20/2011, Cost $1,500,780)(a)	1,462,501
215,000	Investco Ltd.
	5.375%, 12/15/2014	233,905
	JP Morgan Chase & Co.
1,500,000	2.125%, 06/22/2012	1,520,556
1,100,000	5.750%, 01/02/2013	1,152,817
650,000	Kookmin Bank
	7.250%, 05/14/2014 (Acquired 08/24/2009, Cost $680,676)(a)	726,291
215,000	Korea Electric Power Corp.
	7.750%, 04/01/2013	232,786
600,000	Kraft Foods, Inc.
	4.125%, 02/09/2016	639,556
1,200,000	Liberty Mutual Group, Inc.
	5.750%, 03/15/2014 (Acquired 05/19/2011, Cost $1,279,501)(a)	1,250,858
	Marsh & McLennan Cos., Inc.
1,000,000	6.250%, 03/15/2012	1,019,772
300,000	4.850%, 02/15/2013	311,010
1,352,000	Matson Navigation Co., Inc.
	5.337%, 09/04/2028	1,573,551
	Merrill Lynch & Co.
1,000,000	6.050%, 08/15/2012	1,009,391
590,000	6.875%, 04/25/2018	590,981
1,000,000	MetLife, Inc.
	5.000%, 06/15/2015	1,096,450
800,000	Metropolitan Life Global Funding
	5.125%, 04/10/2013 (Acquired 06/26/2009 through 08/05/2010, Cost $818,585)(a)	840,002
1,000,000	Morgan Stanley
	6.000%, 05/13/2014	1,013,295
	National Australia Bank Ltd.
535,000	3.750%, 03/02/2015 (Acquired 02/23/2010, Cost $534,904)(a)	558,618
600,000	3.000%, 07/27/2016 (Acquired 07/27/2011, Cost $598,344)(a)	602,044
	National Rural Utility Corp.
1,825,000	5.450%, 02/01/2018	2,103,024
650,000	10.375%, 11/01/2018	935,231
400,000	Nationsbank Corp.
	10.200%, 07/15/2015	442,841
600,000	Pemex Finance Ltd.
	10.610%, 08/15/2017	737,620
729,209	Petrodrill Five Ltd.
	4.390%, 04/15/2016	781,341
937,564	Petrodrill Four Ltd.
	4.240%, 01/15/2016	993,881
500,000	Plum Creek Timberlands LP
	5.875%, 11/15/2015	556,768
	PNC Funding Corp.
1,025,000	5.500%, 09/28/2012	1,067,978
510,000	5.125%, 02/08/2020	565,473
600,000	Principal Life Global Funding I
	6.250%, 02/15/2012 (Acquired 08/25/2009, Cost $605,372)(a)	611,240
750,000	Prudential Financial Inc.
	5.100%, 09/20/2014	791,362
750,000	Prudential Holdings LLC
	8.695%, 12/18/2023 (Acquired 11/09/2009, Cost $820,729)(a)	948,340
750,000	PSEG Power LLC
	6.950%, 06/01/2012	778,419
750,000	Rio Tinto Finance USA Ltd.
	5.200%, 11/02/2040	809,714
1,200,000	Santander US Debt SA Unipersonal
	2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,200,000)(a)	1,153,891
800,000	Sumitomo Mitsui Banking Corp.
	2.150%, 07/22/2013 (Acquired 07/14/2010, Cost $799,696)(a)	818,657
816,000	TCI Communications, Inc.
	8.750%, 08/01/2015	995,654
718,000	Teck Resources Ltd.
	10.250%, 05/15/2016	844,873
875,000	Telecom Italia Capital SA
	5.250%, 10/01/2015	834,945
1,000,000	Telefonica Emisiones S A U
	6.421%, 06/20/2016	1,026,274
750,000	Time Warner Cable, Inc.
	5.000%, 02/01/2020	798,071
	Time Warner, Inc.
915,000	5.875%, 11/15/2016	1,035,380
850,000	4.700%, 01/15/2021	890,117
775,000	UFJ Finance Aruba AEC
	6.750%, 07/15/2013	833,165
1,500,000	USB Capital IX
	3.500%, 04/15/2042	1,059,390
1,838,000	Vessel Management Services, Inc.
	5.125%, 04/16/2035	2,138,829
1,000,000	Vodafone Group PLC
	5.625%, 02/27/2017	1,147,351
300,000	Volkswagen International Finance NV
	1.625%, 08/12/2013 (Acquired 11/05/2010, Cost $302,398)(a)	301,179
900,000	Wells Fargo & Co.
	5.625%, 12/11/2017	1,019,195
850,000	Westpac Banking Corp.
	4.200%, 02/27/2015	891,832
200,000	Williams Partners LP
	7.250%, 02/01/2017	232,188
1,260,000	Xstrata Canada Corp.
	7.350%, 06/05/2012	1,307,967
	Total Corporate Bonds (Cost $101,651,169)	$105,369,828

	FOREIGN GOVERNMENT AGENCY ISSUES - 0.2%
1,000,000	Corporacion Andina De Fomento Note
	3.750%, 01/15/2016	$1,016,877
	Total Foreign Government Agency Issues (Cost $1,008,204)	$1,016,877

	NON AGENCY MORTGAGE BACKED SECURITIES - 9.9%
806,506	American Home Mortgage Investment Trust 2005-1 7A1
	2.475%, 06/25/2045	$707,707
	Banc of America Commercial Mortgage
1,210,863	2004-3 A5, 5.730%, 06/10/2039	1,306,150
4,215,000	2006-3, 6.072%, 07/10/2044	3,912,439
5,235,000	2006-4, 5.675%, 07/10/2046	4,902,347
700,000	2007-1, 5.451%, 01/15/2049	749,486
403,000	2007-1 A3, 5.449%, 01/15/2049	419,338
	Bear Stearns Commercial Mortgage Securites
1,470,000	2007-PWR18, 6.405%, 06/13/2050	999,031
2,300,000	2005-PWR9, 4.871%, 09/11/2042	2,480,999
1,596,000	Citigroup Commercial Mortgage Trust 2008-C7
	6.274%, 12/10/2049	953,688
1,950,000	Citigroup/Deutsche Bank Commercial Mortgage Trust A4
	5.398%, 07/15/2044	2,122,446
2,350,000	Commercial Mortgage Pass Through Certificate
	5.116%, 06/10/2044	2,552,921
1,176,181	Countrywide Alternative Loan Trust 2003-20CB
	5.500%, 10/25/2033	1,237,741
1,205,000	Credit Suisse Mortgage Capital Certificate 2006-C1 AM
	5.595%, 02/15/2039	1,158,380
1,854,711	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5
	5.250%, 06/25/2035	1,696,099
228,696	First Union National Bank Commercial Mortgage 2001-C4 A-2
	6.223%, 12/12/2033	228,516
1,370,000	GE Capital Commercial Mortgage Corp. 2004-C1
	4.596%, 11/10/2038	1,429,340
1,230,000	GMAC Commercial Mortgage Securities, Inc. 2004-C2 A4
	5.301%, 08/10/2038	1,317,428
	JP Morgan Chase Commerical Mortgage Securities Corp.
550,000	2006-CIBC15 A4, 5.814%, 06/12/2043	588,239
2,310,000	2005-CIBC12 A-4, 4.895%, 09/12/2037	2,500,905
3,770,000	LB-UBS Commercial Morgage Trust 2006-C6 AM
	5.413%, 09/15/2039	3,606,505
420,212	MASTR Alernative Loans Trust 2004-2 4A1
	5.000%, 02/25/2019	425,294
1,096,248	MASTR Reperforming Loan Trust 2006-2 1A1
	5.334%, 05/25/2036 (Acquired 03/14/2007, Cost $1,100,825)(a)	984,231
1,300,000	NCUA Guaranteed Notes Trust 2010-C1
	2.900%, 10/29/2020	1,364,375
559,628	Residential Accredit Loans, Inc. 2004-QS5 A1
	4.600%, 04/25/2034	560,995
274,127	Residential Asset Securitization Trust 2004-IP2
	3.445%, 12/25/2034	235,684
848,562	Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A2
	2.364%, 03/25/2034	769,314
1,885,114	TBW Morgage Backed Pass-Through Certificates 2006-2 7A1
	7.000%, 07/25/2036 (D)	510,985
	Wachovia Bank Commercial Mortgage Trust
2,285,000	2004-C12 A4, 5.495%, 07/15/2041	2,461,127
1,500,000	2005-C22, 5.444%, 12/15/2044	1,638,238
	Total Non Agency Mortgage Backed Securities (Cost $45,582,717)	$43,819,948

	US GOVERNMENT AGENCIES - 46.6%
	Fannie Mae
108,289	6.130%, 10/01/2011	$108,270
180,935	5.936%, 11/01/2011	178,889
2,432,218	6.113%, 02/01/2012	2,431,782
1,283,000	1.250%, 08/20/2013	1,302,076
365,237	6.500%, 08/01/2017	401,265
807,576	4.377%, 11/01/2019	891,683
2,144,079	4.530%, 12/01/2019	2,386,716
1,171,345	4.501%, 01/01/2020	1,291,773
2,118,743	4.600%, 04/01/2020	2,367,630
2,245,063	3.685%, 01/01/2021	2,378,935
1,234,878	5.000%, 01/01/2021	1,336,297
600,741	4.500%, 09/25/2024	629,758
1,940,222	4.000%, 06/01/2025	2,049,547
2,686,754	3.500%, 08/01/2026	2,810,524
247,773	4.500%, 07/25/2033	252,474
4,935,000	5.000%, 04/25/2034	5,382,112
3,221,507	5.500%, 09/01/2034	3,519,697
2,162,827	5.500%, 12/25/2034	2,432,568
1,977,526	5.500%, 02/01/2035	2,160,571
1,057,873	5.000%, 06/01/2035	1,143,142
5,257,203	5.000%, 07/01/2035	5,680,955
1,618,917	5.000%, 11/01/2035	1,748,144
363,997	5.494%, 01/01/2036	390,177
1,971,742	5.000%, 02/01/2036	2,129,132
2,786,374	5.000%, 03/01/2036	3,008,791
298,448	5.438%, 03/01/2036	319,490
3,471,752	5.500%, 04/01/2036	3,790,936
844,232	6.000%, 07/01/2037	928,048
1,102,434	6.000%, 09/01/2037	1,211,885
1,117,946	5.000%, 03/01/2038	1,204,039
802,687	5.500%, 05/01/2038	872,470
1,886,093	5.500%, 06/01/2038	2,052,423
668,275	5.500%, 08/01/2038	726,373
993,444	6.000%, 11/01/2038	1,091,454
1,062,348	4.500%, 03/01/2039	1,128,800
1,909,932	4.500%, 03/01/2040	2,029,403
1,278,184	5.000%, 03/01/2040	1,376,618
1,425,957	5.000%, 06/01/2040	1,536,662
1,823,515	5.000%, 06/01/2040	1,965,084
171,772	5.000%, 06/01/2040	185,001
3,377,273	4.000%, 08/01/2040	3,545,398
1,118,009	4.500%, 08/01/2040	1,187,942
2,344,046	4.000%, 02/01/2041	2,460,735
1,885,640	5.900%, 07/25/2042	2,155,647
		78,181,316
	Federal Home Loan Bank
1,000,000	0.875%, 08/22/2012	1,005,484
	Freddie Mac
1,450,000	1.125%, 07/27/2012	1,459,821
70,491	4.500%, 07/15/2016	70,567
1,957,026	6.000%, 01/15/2017	2,014,858
2,000,000	3.750%, 03/27/2019	2,263,156
919,738	5.000%, 02/15/2020	927,763
1,572,110	5.000%, 12/01/2020	1,699,259
259,244	6.000%, 12/15/2021	265,612
728,121	5.000%, 05/01/2022	784,280
619,025	5.000%, 04/01/2024	665,222
1,019,156	5.000%, 03/15/2032	1,069,632
1,138,099	5.500%, 12/01/2036	1,237,932
226,715	5.000%, 08/01/2038	243,473
883,982	5.500%, 08/01/2038	958,071
1,006,252	5.500%, 11/01/2038	1,090,588
665,907	5.000%, 03/01/2039	715,129
1,855,554	5.000%, 02/01/2040	1,994,740
8,301,385	4.500%, 08/01/2040	8,796,701
7,372,705	4.500%, 08/01/2040	7,812,609
468,455	4.000%, 09/01/2040	491,243
		34,560,656
	Ginnie Mae
2,355,000	4.666%, 07/16/2031	2,534,028
1,864,393	4.397%, 12/16/2032	1,999,342
566,554	4.430%, 04/16/2034	574,359
2,403,597	3.536%, 09/16/2035	2,524,615
385,192	5.500%, 02/20/2037	427,604
1,381,711	4.500%, 07/20/2038	1,499,687
492,492	5.500%, 07/20/2038	545,949
1,965,908	4.000%, 09/20/2038	2,097,097
480,941	5.000%, 12/20/2038	515,317
1,280,626	5.500%, 01/15/2039	1,416,134
1,226,456	5.000%, 03/15/2039	1,348,421
1,925,000	3.489%, 03/16/2039	2,068,549
1,412,764	5.000%, 03/20/2039	1,513,743
1,717,162	3.853%, 02/16/2040	1,815,171
2,036,009	4.229%, 02/16/2040	2,181,872
4,032,067	4.500%, 05/20/2040	4,378,681
1,917,925	5.000%, 07/20/2040	2,109,996
2,128,351	4.500%, 01/20/2041	2,311,314
451,242	4.930%, 11/16/2044	460,215
2,090,897	4.650%, 12/20/2060	2,286,227
2,428,258	4.863%, 05/20/2061	2,681,619
		37,289,940
	Small Business Administration
1,434,357	5.459%, 02/10/2017	1,580,017
563,646	5.250%, 09/01/2017	604,716
949,589	3.880%, 03/10/2019	1,012,667
1,186,764	4.620%, 03/10/2019	1,286,360
467,851	7.300%, 08/01/2019	520,249
711,731	7.300%, 09/01/2019	792,613
630,256	7.060%, 11/01/2019	697,076
896,604	5.310%, 08/01/2022	980,594
1,019,008	5.240%, 08/01/2023	1,128,127
1,684,625	4.890%, 12/01/2023	1,834,390
774,767	4.720%, 02/01/2024	841,384
965,219	4.770%, 04/01/2024	1,049,047
1,206,620	5.180%, 05/01/2024	1,323,614
1,650,814	5.170%, 08/01/2024	1,813,539
1,399,370	4.880%, 11/01/2024	1,527,340
1,576,851	4.625%, 02/01/2025	1,713,107
1,388,665	5.090%, 10/01/2025	1,527,492
1,780,286	5.350%, 02/01/2026	1,955,700
1,829,775	5.570%, 03/01/2026	2,057,429
1,272,316	5.870%, 05/01/2026	1,425,435
786,492	5.370%, 10/01/2026	873,481
1,885,263	5.120%, 12/01/2026	2,081,406
1,216,120	5.320%, 01/01/2027	1,349,816
1,934,149	5.230%, 03/01/2027	2,142,751
2,108,269	5.780%, 08/01/2027	2,381,426
1,296,090	5.490%, 03/01/2028	1,441,679
2,471,113	5.370%, 04/01/2028	2,732,655
1,964,403	5.490%, 05/01/2028	2,200,752
1,715,227	5.870%, 07/01/2028	1,939,132
1,364,933	5.600%, 09/01/2028	1,537,616
2,006,371	4.760%, 02/01/2029	2,198,214
1,508,712	4.660%, 03/01/2029	1,638,759
1,079,621	4.310%, 04/01/2029	1,160,663
1,878,280	4.950%, 06/01/2029	2,054,794
2,011,149	4.300%, 07/01/2029	2,178,144
2,087,650	4.200%, 09/01/2029	2,278,713
		55,860,897
	Total US Government Agencies (Cost $198,042,810)	$206,898,293

	OTHER AGENCY SECURITIES - 0.5%
1,250,000	Federal Farm Credit Bank
	3.000%, 09/22/2014	$1,336,620
850,000	Private Export Funding Corp.
	4.550%, 05/15/2015	956,378
	Total Other Agency Securities (Cost $2,144,340)	$2,292,998

	MUNICIPAL BONDS - 0.8%
1,500,000	Dallas Indepdendent School District
	4.950%, 02/15/2022	$1,739,790
1,250,000	New York State City Transitional Finance Authority
	4.466%, 08/01/2018	1,375,212
500,000	New York State Housing Finance Agency
	4.911%, 03/15/2019	556,965
	Total Municipal Bonds (Cost $3,264,261)	$3,671,967

	U.S. TREASURY OBLIGATIONS - 7.3%
15,200,000	U.S. Treasury Bond
	6.250%, 08/15/2023	$21,667,129
	U.S. Treasury Note
1,675,000	2.375%, 03/31/2016	1,789,240
8,350,000	2.375%, 07/31/2017	8,920,146
	Total U.S. Treasury Obligations (Cost $28,886,397)	$32,376,515

Shares		Value
	CASH EQUIVALENTS - 3.9%
17,339,489	JP Morgan Cash Trade Execution	$17,339,489
	Total Cash Equivalents (Cost $17,339,489)	$17,339,489

	TOTAL INVESTMENTS - 99.5% (Cost $426,103,045)	$441,453,639
	Other Assets in Excess of Liabilities - 0.5%	1,992,328
	NET ASSETS - 100.0%	$443,445,967

Percentages are stated as a percent of net assets.
Footnotes:
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid. The value of these securities total $12,730,512, which represents 2.87%
of total net assets.
(D)	In default.
Abbreviations:
LP	Limited Partnership
PLC	Public Liability Company

The accompanying notes are an integral part of these Schedule of Investments.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:
Cost of investments	$426,103,045
Gross unrealized appreciation	19,515,324
Gross unrealized depreciation	(4,164,730)
Net unrealized appreciation	$15,350,594
+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing each Fund's investments carried at fair value:

Income Fund	Level 1	Level 2	Level 3	Total Market Value
Fixed Income
U.S. Government Agencies	$-	$206,898,293	$-	$206,898,293
Corporate Bonds	-	105,369,828	-	105,369,828
Non-Agency Mortgage Backed Securities	-	43,819,948	-	43,819,948
U.S. Treasury Obligations	-	32,376,515	-	32,376,515
Asset-Backed Securities	-	28,667,724	-	28,667,724
Municipal Bonds	-	3,671,967	-	3,671,967
Other Agency Securities	-	2,292,998	-	2,292,998
Foreign Government Agency Issues	-	1,016,877	-	1,016,877
Total Fixed Income	$-	$424,114,150	$-	$424,114,150
Cash Equivalents	$17,339,489	$-	$-	$17,339,489
Total Investment in Securities	$17,339,489	$424,114,150	$-	$441,453,639

There were no transfers between levels. Transfers between levels are recognized at the end of the reporting period.

NEW COVENANT BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 97.6%
5,449,777	New Covenant Growth Fund (a)	$147,634,457
3,826,473	New Covenant Income Fund (a)	87,779,288
	Total Investment Companies (Cost $229,532,494)	$235,413,745

	CASH EQUIVALENTS - 1.9%
4,562,682	JP Morgan Cash Trade Execution	$4,562,682
	Total Cash Equivalents (Cost $4,562,682)	$4,562,682

	Total Investments - 99.5% (Cost $234,095,176)	$239,976,427
	Other Assets in Excess of Liabilities - 0.5%	1,238,623
	NET ASSETS - 100.0%	$241,215,050

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The accompanying notes are an integral part of these Schedule of Investments.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:
Cost of investments	$234,095,176
Gross unrealized appreciation	9,232,384
Gross unrealized depreciation	(3,351,133)
Net unrealized appreciation	$5,881,251
+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing each Fund's investments carried at fair value:

Balanced Growth Fund	Level 1	Level 2	Level 3	Total Market Value
Equity
Investment Companies	$235,413,745	$-	$-	$235,413,745
Total Equity	$235,413,745	$-	$-	$235,413,745
Cash Equivalents	$4,562,682	$-	$-	$4,562,682
Total Investment in Securities	$239,976,427	$-	$-	$239,976,427

There were no transfers between levels. Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliates
The following issuers are affiliated with New Covenant Balanced Growth Fund (the "Fund"); that is, the Fund held 5% or more of the outstanding voting securities during the period from July 1, 2011 through September 30, 2011. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Activity
	Balance			Balance	Realized		Value
Fund	July 1, 2011	Purchases	Sales	September 30, 2011	Gain (Loss)	Income	September 30, 2011
New Covenant Growth Fund	5,219,460	262,010	31,693	5,449,777	87,728	481,356	$ 147,634,457
New Covenant Income Fund	4,300,801	-	474,328	3,826,473	(911,755)	1,293,937	87,779,288

NEW COVENANT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 98.8%
1,111,538	New Covenant Growth Fund (a)	$30,111,555
2,221,474	New Covenant Income Fund (a)	50,960,624
	Total Investment Companies (Cost $78,641,006)	$81,072,179

	CASH EQUIVALENTS - 1.3%
1,037,958	JP Morgan Cash Trade Execution	$1,037,958
	Total Cash Equivalents (Cost $1,037,958)	$1,037,958

	TOTAL INVESTMENTS - 100.1% (Cost $79,678,964)	$82,110,137
	Liabilities in Excess of Other Assets - (0.1)%	(8,444)
	NET ASSETS - 100.0%	$82,101,693

Percentages are stated as a percent of net assets.
Footnotes:
(a) Investment in affiliate.

The accompanying notes are an integral part of these Schedule of Investments.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows+:
Cost of investments	$79,678,964
Gross unrealized appreciation	5,157,909
Gross unrealized depreciation	(2,726,736)
Net unrealized appreciation	$2,431,173
+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, current discount rates, prepayment speeds, credit quality, yields for comparable securities, and trading volume).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing each Fund's investments carried at fair value:

Balanced Income Fund	Level 1	Level 2	Level 3	Total Market Value
Equity
Investment Companies	$81,072,179	$-	$-	$81,072,179
Total Equity	$81,072,179	$-	$-	$81,072,179
Cash Equivalents	$1,037,958	$-	$-	$1,037,958
Total Investment in Securities	$82,110,137	$-	$-	$82,110,137

There were no transfers between levels. Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliates
The following issuers are affiliated with New Covenant Balanced Income Fund (the "Fund"); that is, the Fund held 5% or more of the outstanding voting securities during the period from July 1, 2011 through September 30, 2011. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Activity
	Balance			Balance	Realized		Value
Fund	July 1, 2011	Purchases	Sales	September 30, 2011	Gain (Loss)	Income	September 30, 2011
New Covenant Growth Fund	1,089,427	54,055	31,944	1,111,538	(40,033)	96,802	$30,111,555
New Covenant Income Fund	2,424,652	-	203,178	2,221,474	(407,853)	742,017	50,960,624

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Covenant Funds

By (Signature and Title)    /s/ Timothy P. Clark
Timothy P. Clark, President

Date    November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Timothy P. Clark
Timothy P. Clark, President

Date    November 29, 2011

By (Signature and Title)*    /s/ Jason Hadler
Jason Hadler, Treasurer

Date    November 28, 2011